Goodwill, net - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Apr. 07, 2015	Dec. 31, 2014
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period	$ 3,958,881	$ 4,073,886
Acquisitions		18,795
Disposal		(9,412)
Foreign currency translation	(84,012)	(124,388)
Balance at the end of the period	6,830,499	3,958,881
Goodwill, net
Cost			$ 6,958,030		$ 4,097,311
Accumulated impairment loss			(127,531)		(138,430)
Net of accumulated impairment loss	3,958,881	4,073,886	6,830,499		3,958,881
IGT
Changes in the carrying amount of goodwill, net
Acquisitions	2,945,832
Goodwill, net
Net of accumulated impairment loss				$ 2,945,832
Other
Changes in the carrying amount of goodwill, net
Acquisitions	9,798
North America Gaming and Interactive
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period	210,700	210,700
Balance at the end of the period	2,626,282	210,700
Goodwill, net
Cost			2,626,282		210,700
Net of accumulated impairment loss	210,700	210,700	2,626,282		210,700
North America Gaming and Interactive | IGT
Changes in the carrying amount of goodwill, net
Acquisitions	2,415,582
North America Lottery
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period	1,069,863	1,069,863
Balance at the end of the period	1,217,155	1,069,863
Goodwill, net
Cost			1,221,248		1,073,956
Accumulated impairment loss			(4,093)		(4,093)
Net of accumulated impairment loss	1,069,863	1,069,863	1,217,155		1,069,863
North America Lottery | IGT
Changes in the carrying amount of goodwill, net
Acquisitions	147,292
International
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period	1,160,424	1,168,191
Acquisitions		12,028
Foreign currency translation	(8,299)	(19,795)
Balance at the end of the period	1,535,083	1,160,424
Goodwill, net
Cost			1,656,888		1,292,940
Accumulated impairment loss			(121,805)		(132,516)
Net of accumulated impairment loss	1,160,424	1,168,191	1,535,083		1,160,424
International | IGT
Changes in the carrying amount of goodwill, net
Acquisitions	382,958
Italy
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period	1,517,894	1,625,132
Acquisitions		6,767
Disposal		(9,412)
Foreign currency translation	(75,713)	(104,593)
Balance at the end of the period	1,451,979	1,517,894
Goodwill, net
Cost			1,453,612		1,519,715
Accumulated impairment loss			(1,633)		(1,821)
Net of accumulated impairment loss	1,517,894	$ 1,625,132	$ 1,451,979		$ 1,517,894
Italy | Other
Changes in the carrying amount of goodwill, net
Acquisitions	$ 9,798